Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER SERIES FUND
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Value Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Michigan Municipal Fund | Oppenheimer Rochester Michigan Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Michigan Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Minnesota Municipal Fund | Oppenheimer Rochester Minnesota Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Minnesota Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester North Carolina Municipal Fund | Oppenheimer Rochester North Carolina Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® North Carolina Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Ohio Municipal Fund | Oppenheimer Rochester Ohio Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Ohio Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND | Oppenheimer Rochester Short Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Short Term Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Virginia Municipal Fund | Oppenheimer Rochester Virginia Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Rochester® Virginia Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER SENIOR FLOATING RATE FUND | Oppenheimer Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Senior Floating Rate Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER SENIOR FLOATING RATE PLUS FUND | Oppenheimer Senior Floating Rate Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Senior Floating Rate Plus Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Small Cap Value Fund | Oppenheimer Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Small Cap Value Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer SteelPath Panoramic Fund | Oppenheimer SteelPath Panoramic Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer SteelPath Panoramic Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Ultra-Short Duration Fund | Oppenheimer Ultra-Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Ultra-Short Duration Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER SERIES FUND | Oppenheimer Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	osf_SupplementTextBlock

Oppenheimer Value Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”